Leases - Additional Information (Details) $ in Millions		12 Months Ended
	Jul. 01, 2022 rig	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
Number of benign environment Jack-up rigs | rig	3
West Hercules
Lessor, Lease, Description [Line Items]
ROU asset adjustment		$ 9
West Linus
Lessor, Lease, Description [Line Items]
ROU asset adjustment		$ 13